Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (4,885,769)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	604,459
Amortization of intangibles lease assets and below market lease intangible, net	298,426
Amortization of deferred financing costs	225,701
Changes in assets and liabilities:
Rents and tenant receivables	(250,758)
Prepaid expenses and other assets	(407,788)
Accounts payable and accrued expenses	751,009
Deferred rental income and other liabilities	181,328
Due to affiliates	99,299
Net cash used in operating activities	(3,384,093)
Cash flows from investing activities:
Investment in real estate assets	(156,451,712)
Change in restricted cash	(1,247,370)
Net cash used in investing activities	(157,699,082)
Cash flows from financing activities:
Proceeds from credit facility	80,460,324
Repayments of credit facility	(41,460,324)
Proceeds from affiliate line of credit	11,700,000
Repayments of affiliate line of credit	(11,700,000)
Repayment of bond obligations	(6,613)
Proceeds from issuance of common stock	152,636,398
Offering costs on issuance of common stock	(16,492,024)
Distributions to investors	(551,708)
Payment of loan deposit	(50,000)
Change in escrowed investor proceeds	1,247,370
Deferred financing costs paid	(2,877,454)
Net cash provided by financing activities	172,905,969
Net increase in cash and cash equivalents	11,822,794
Cash and cash equivalents, beginning of period	200,000
Cash and cash equivalents, end of period	12,022,794
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	691,081
Common stock issued through distribution reinvestment plan	538,823
Fair value of assumed bond obligations	590,838
Supplemental Cash Flow Disclosures:
Interest paid	$ 311,568